UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31

Date of reporting period:  NOVEMBER 30, 2014


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED NOVEMBER 30, 2014


[LOGO OF USAA]
    USAA(R)

                             [GRAPHIC OF USAA PRECIOUS METALS AND MINERALS FUND]

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           SEMIANNUAL REPORT
           USAA PRECIOUS METALS AND MINERALS FUND
           FUND SHARES o INSTITUTIONAL SHARES o ADVISER SHARES
           NOVEMBER 30, 2014

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PRESIDENT'S MESSAGE

"...[A] KEY DETERMINANT OF INVESTMENT
SUCCESS IS THE ABILITY TO DEAL WITH OUR             [PHOTO OF BROOKS ENGLEHARDT]
EMOTIONAL REACTIONS."

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JANUARY 2015

The reporting period was perilous for those who believe they can gauge - and trade - the direction of the financial markets. When the period began in June of last year, many observers believed that longer-term interest rates could not get any lower. In fact, they continued to trend down as the Federal Reserve (the
Fed) gradually tapered (or reduced), and eventually, ended its quantitative easing (QE) bond-buying program. The yield on a 10-year U.S. Treasury, which began the period at 2.48%, ended it at 2.17%. As yields fell, bond prices rose (bond prices and yields move in opposite directions), with longer-term and intermediate-term U.S. Treasuries generating the highest bond-market returns for the reporting period overall. U.S. large-cap stocks performed even better than U.S. Treasuries. After dipping sharply in the first two weeks of October, large-cap stocks rallied and finished the period with a solid gain.

The performance of other asset classes was quite different. During the reporting period, investors generally sold off European stocks, which ended the period in negative territory. Japanese equities notched a gain, but they underperformed versus the broad U.S. stock market. U.S. small-cap stocks declined for most of the period, rebounding during the final weeks to eke out a small positive return. Within fixed-income securities, high-yield spreads (or yield differentials versus risk-free U.S. Treasuries of comparable maturity) widened, suggesting investors were growing concerned about corporate fundamentals amid weaker global economic growth.

Indeed, while the U.S. economy continued to strengthen during the reporting period, other economies did not fare well. Europe's economic growth slowed, Japan struggled to jumpstart its declining economy, and the former engine of global growth - China - weakened. The monetary policies of global central banks reflected the divergence between those economies and our own. As the Fed was ending its QE program, other central banks were easing monetary policy further, pushing down interest rates around the world. At the same time, inflation pressures eased as oil prices fell by nearly a third during the reporting period and natural gas,

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copper, and agricultural commodity prices also declined. Gold prices, however, held up relatively well in comparison, falling only modestly.

Few could have foreseen this investment landscape when the reporting period started. Despite what some experts say, no one can be sure exactly what will happen in the financial markets. I suspect those who tried to time the markets were surprised by the performance of certain asset classes. Under the circumstances, if you decided to adhere to your long-term investment plan, you have every reason to congratulate yourself. This is all the more true when you consider the dramatic headlines that dominated the period, including Russia's involvement in the Ukraine, the Ebola crisis, and the uncertainty in the Middle East. In my opinion, a key determinant of investment success is the ability to deal with our emotional reactions. We believe investors should strive to ignore media noise and focus instead on relevant information, such as the direction of interest rates and the condition of the U.S. economy, which can provide them with the perspective they need to manage their investments. In this respect, a long-term plan can be extremely useful.

That said, as we look ahead to 2015, it may be a good time to review your investment plan and make sure it still suits your goals, risk tolerance, and time horizon. You also may want to rebalance your portfolio. Regular rebalancing can potentially help you protect your gains and prepare for what happens next. If you would like some help, please call one of our financial advisors. They would be happy to assist you.

At USAA Investments, we remain committed to providing you with our best advice, top-notch service and a wide variety of investment choices. Rest assured we will continue monitoring global economic trends, central bank monetary policy, and other factors that potentially could affect your investments. From all of us here, I would like to thank you for the opportunity to serve your investment needs.

Sincerely,

/S/ BROOKS ENGLEHARDT

Brooks Englehardt
President
USAA Investments

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened. o Emerging market countries are less diverse and mature than other countries and tend to be politically less stable. o Precious metals and minerals is a volatile asset class and is subject to additional risks, such as currency fluctuation, market illiquidity, political instability, and increased price volatility. It may be more volatile than other asset classes that diversify across many industries and companies. o Investments provided by USAA Investment Management Company and USAA Financial Advisors Inc., both registered broker dealers. o Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                 1

MANAGER'S COMMENTARY                                                           2

INVESTMENT OVERVIEW                                                            5

FINANCIAL INFORMATION

    Portfolio of Investments                                                  13

    Notes to Portfolio of Investments                                         17

    Financial Statements                                                      19

    Notes to Financial Statements                                             22

EXPENSE EXAMPLE                                                               39

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2015, USAA. All rights reserved.

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FUND OBJECTIVE

THE USAA PRECIOUS METALS AND MINERALS FUND (THE FUND) SEEKS LONG-TERM CAPITAL APPRECIATION AND TO PROTECT THE PURCHASING POWER OF YOUR CAPITAL AGAINST INFLATION.

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TYPES OF INVESTMENTS

The Fund normally invests at least 80% of its assets in equity securities of domestic and foreign companies (including those located in emerging markets) principally engaged in the exploration, mining, or processing of gold and other precious metals and minerals, such as platinum, silver, and diamonds. This 80% policy may be changed upon at least 60 days' written notice to shareholders.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGER'S COMMENTARY ON THE FUND

DAN DENBOW, CFA                                            [PHOTO OF DAN DENBOW]
USAA Asset Management Company

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o  PLEASE REVIEW THE PERFORMANCE OF GOLD AND GOLD STOCKS DURING THE REPORTING
   PERIOD.

   The price of gold began the period at $1,250 an ounce and ended at $1,167 an ounce, for a decline of 6.6% over the reporting period. Early in the period, gold rose on concerns over instability in the Middle East. Gold would reach a peak for the six-month period on July 11, 2014, at $1,339 an ounce, and trade at comparable levels for several weeks. However, these gains were reversed as the period progressed, as the U.S. dollar strengthened along with the improving outlook for the U.S. economy. Investors took long positions in the dollar given uncertain outlooks for Europe, China, and emerging markets. Furthermore, commodities overall suffered a sharp decline late in the period as uncertainty over Chinese growth took hold. Gold reached a low for the period of $1,141 an ounce on November 5, 2014. During the reporting period silver prices fell 17.8%, underperforming versus gold in keeping with silver's historical leverage to gold prices, while the price of platinum fell 17.2%.

   The price of shares of gold mining companies has historically been leveraged to movements in the price of gold by a ratio of between 2:1 and 3:1. For the reporting period, gold stocks overall exhibited their traditional relationship to moves in the price of gold, underperforming versus the metal itself by a wide margin. Shares of senior producers with the financial wherewithal to withstand a dip in gold prices held up better than shares of junior miners.

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2  | USAA PRECIOUS METALS AND MINERALS FUND

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o  HOW DID THE USAA PRECIOUS METALS AND MINERALS FUND (THE FUND) PERFORM
   DURING THE REPORTING PERIOD?

   The Fund has three share classes: Fund Shares, Institutional Shares, and Adviser Shares. For the six-month reporting period ended November 30, 2014, the Fund Shares, Institutional Shares, and Adviser Shares had total returns of -15.65%, -15.53%, and -15.70%, respectively. This compares to total returns of 8.58% for the S&P 500(R) Index, -17.35% for the NYSE Arca Gold Miners (GDM) Index, and -16.25% for the Lipper Precious Metals Equity Funds Index.

   USAA Asset Management Company is the Fund's investment adviser. The investment adviser provides day-to-day discretionary management for the Fund's assets.

o  PLEASE DISCUSS THE PRINCIPAL FACTORS IN THE FUND'S PERFORMANCE
   FOR THE REPORTING PERIOD.

   At the end of November 2014, the Fund held 80% of its assets in gold stocks, and the Fund's absolute performance reflects the overall downdraft that impacted the sector. In terms of specific company weightings that helped performance on a relative basis, Centerra Gold, Inc. shares outperformed as its mining operations continued to show good results and there were signs of progress in resolving a dispute over ownership of a mine in Kyrgyzstan. Eldorado Gold Corp. also performed well on a relative basis on the strength of plans to raise capital against its mining assets in China. The company's outlook also is supported by mine building and expansion activities in Turkey and Greece. AuRico Gold, Inc. (AuRico) shares benefited as its production profile has been supported by steady development of a large underground mine in Canada. AuRico also has operating assets in Mexico.

   On the downside, exposure to a pair of silver-related companies, Silver Wheaton Corp. (Silver Wheaton) and Tahoe Resources, Inc. (Tahoe

   Refer to page 7 for benchmark definitions.

   PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

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                                           MANAGER'S COMMENTARY ON THE FUND |  3

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   Resources) hurt relative performance, as the price of silver fell sharply. Silver Wheaton is a silver streaming company, which means that it contracts to purchase silver that is produced as a by-product of gold mining, while Tahoe Resources is a silver mining and exploration company. Both companies are well positioned to show growth and the Fund has maintained the positions. Shares of gold mining company B2Gold Corp. underperformed on questions around whether the company could absorb effectively an acquisition of mining assets in Africa. The company also has seen a softening in its production results from mining operations in Nicaragua.

   The Fund will typically have modest exposure to silver and platinum stocks. We have been adding to our silver exposure as recent weakness has improved relative valuations for silver miners, and ended the period with an approximately 13% weighting. The challenging labor environment in South Africa has led to concerns about production costs for platinum going forward, as the region is responsible for the majority of the world's supply. We previously had reduced our exposure to platinum mining stocks due to these concerns; and at the end of the period, the Fund held just 2% in platinum miners.

   Thank you for your continued confidence and investment in the Fund.

   The USAA Precious Metals and Minerals Fund may be subject to stock market risk and is non-diversified which means that it may invest a greater percentage of its assets in a single issuer. Individual stocks will fluctuate in response to the activities of individual companies, general market, and economic conditions domestically and abroad. When redeemed or sold, may be worth more or less than the original cost. o The USAA Precious Metals and Minerals Fund is subject to additional risks, such as currency fluctuation, market illiquidity, political instability, and increased price volatility. It may be more volatile than a fund that diversifies across many industries and companies.

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4  | USAA PRECIOUS METALS AND MINERALS FUND

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INVESTMENT OVERVIEW

USAA PRECIOUS METALS AND MINERALS FUND SHARES
(FUND SHARES) (Ticker Symbol:USAGX)


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                                          11/30/14                    5/31/14
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Net Assets                             $594.1 Million             $710.5 Million
Net Asset Value Per Share                   $11.91                     $14.12


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               AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/14
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   5/31/14-11/30/14*           1 YEAR                5 YEARS            10 YEARS

       -15.65%                 -12.34%               -15.78%             2.62%


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               AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/14
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   1 YEAR                                5 YEARS                        10 YEARS

   -8.27%                                -15.02%                         3.29%


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                              EXPENSE RATIO AS OF 5/31/14**
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                                       1.24%


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated October 1, 2014, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

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                                                        INVESTMENT OVERVIEW |  5

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                           o CUMULATIVE PERFORMANCE COMPARISON o

                           [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                     USAA PRECIOUS           LIPPER PRECIOUS
                                  METALS AND MINERALS         METALS EQUITY      NYSE ARCA GOLD MINERS
                 S&P 500 INDEX         FUND SHARES             FUND INDEX            (GDM) INDEX
11/30/04           $10,000.00            $10,000.00            $10,000.00             $10,000.00
12/31/04            10,340.29              9,407.45              9,451.05               9,218.59
01/31/05            10,088.24              8,891.97              8,956.11               8,572.27
02/28/05            10,300.54              9,499.50              9,653.27               9,241.33
03/31/05            10,118.14              9,069.93              9,146.40               8,733.05
04/30/05             9,926.24              8,223.08              8,274.06               7,783.59
05/31/05            10,242.08              8,345.81              8,390.70               8,028.37
06/30/05            10,256.62              9,198.80              9,092.76               8,719.95
07/31/05            10,638.05              9,112.89              9,095.78               8,506.89
08/31/05            10,540.98              9,671.32              9,517.11               8,923.75
09/30/05            10,626.36             11,137.97             11,031.80              10,450.44
10/31/05            10,449.21             10,389.31             10,317.08               9,662.35
11/30/05            10,844.42             11,506.17             11,365.71              10,596.59
12/31/05            10,848.14             13,100.12             12,610.27              11,946.72
01/31/06            11,135.43             15,221.62             14,980.97              14,382.74
02/28/06            11,165.65             14,497.96             13,997.73              12,980.18
03/31/06            11,304.63             16,143.21             15,383.04              14,140.15
04/30/06            11,456.43             18,153.38             17,242.07              15,920.78
05/31/06            11,126.70             16,557.61             15,753.29              14,150.87
06/30/06            11,141.78             16,724.61             15,659.40              14,159.09
07/31/06            11,210.51             16,761.72             15,666.72              14,176.01
08/31/06            11,477.24             17,609.09             16,195.45              14,850.50
09/30/06            11,773.01             15,926.73             14,732.03              13,071.41
10/31/06            12,156.64             17,163.76             15,831.38              13,921.32
11/30/06            12,387.81             19,161.56             17,388.35              15,364.57
12/31/06            12,561.59             18,758.63             17,015.24              14,687.25
01/31/07            12,751.56             18,913.94             16,908.21              14,571.15
02/28/07            12,502.15             19,298.83             17,239.59              14,736.98
03/31/07            12,641.99             19,359.61             17,405.97              14,548.89
04/30/07            13,201.97             19,366.36             17,726.58              14,628.83
05/31/07            13,662.66             19,487.90             17,816.75              14,464.12
06/30/07            13,435.67             19,170.53             17,575.63              13,993.62
07/31/07            13,019.10             19,501.41             18,023.00              14,795.84
08/31/07            13,214.26             18,772.13             16,992.32              13,872.73
09/30/07            13,708.46             22,708.88             20,577.38              16,676.30
10/31/07            13,926.52             25,909.59             23,143.52              18,667.01
11/30/07            13,344.30             23,201.82             20,887.63              17,124.11
12/31/07            13,251.72             23,950.56             21,182.62              17,268.26
01/31/08            12,456.86             26,064.28             22,640.08              18,865.18
02/29/08            12,052.19             28,332.66             24,578.33              19,974.36
03/31/08            12,000.15             25,990.63             22,372.82              18,011.58
04/30/08            12,584.59             24,326.17             21,123.91              16,416.90
05/31/08            12,747.59             26,160.02             22,549.54              17,390.34
06/30/08            11,672.93             27,124.82             22,947.25              18,238.82
07/31/08            11,574.80             24,156.78             20,198.90              16,406.00
08/31/08            11,742.23             21,402.31             17,858.28              14,171.99
09/30/08            10,695.91             18,890.89             15,655.24              12,728.58
10/31/08             8,899.55             11,194.60              9,699.27               7,865.12
11/30/08             8,260.97             13,823.86             11,411.92              10,038.48
12/31/08             8,348.87             18,064.55             14,279.25              12,715.33
01/31/09             7,645.17             17,877.70             14,311.38              12,866.00
02/28/09             6,831.13             17,988.11             14,270.40              12,554.64
03/31/09             7,429.51             20,408.61             16,002.90              13,972.76
04/30/09             8,140.58             18,998.78             15,080.69              12,442.47
05/31/09             8,595.91             25,045.77             19,589.78              16,725.35
06/30/09             8,612.96             21,758.99             17,390.85              14,303.52
07/31/09             9,264.42             23,389.64             18,592.46              15,055.43
08/31/09             9,598.90             23,559.50             18,758.36              14,950.40
09/30/09             9,957.09             26,557.52             21,087.70              17,131.81
10/31/09             9,772.11             25,640.28             20,402.43              16,076.75
11/30/09            10,358.28             30,566.20             24,179.98              19,325.88
12/31/09            10,558.36             29,338.45             22,833.02              17,543.12
01/31/10            10,178.53             26,413.24             20,668.59              15,477.77
02/28/10            10,493.83             28,259.83             22,112.18              16,710.51
03/31/10            11,127.08             29,045.07             23,029.32              16,865.32
04/30/10            11,302.75             32,686.49             25,514.16              19,270.48
05/31/10            10,400.22             31,814.96             24,652.52              18,937.45
06/30/10             9,855.79             32,522.54             25,270.88              19,822.32
07/31/10            10,546.31             31,530.21             24,741.57              18,422.65
08/31/10            10,070.21             34,722.92             27,064.76              20,440.79
09/30/10            10,968.92             37,294.35             29,231.60              21,391.13
10/31/10            11,386.28             37,674.02             30,362.61              21,857.65
11/30/10            11,387.74             39,106.43             31,494.24              22,736.41
12/31/10            12,148.80             41,051.81             33,133.88              23,639.39
01/31/11            12,436.74             35,816.24             29,446.11              20,756.33
02/28/11            12,862.82             38,783.38             32,178.49              23,036.06
03/31/11            12,867.93             39,175.81             32,501.93              23,174.80
04/30/11            13,249.02             41,453.81             33,932.14              23,976.54
05/31/11            13,099.05             38,812.10             31,940.40              22,399.50
06/30/11            12,880.70             37,357.24             30,282.12              21,074.84
07/31/11            12,618.77             39,118.38             31,774.07              21,960.01
08/31/11            11,933.30             42,296.09             33,703.36              24,235.92
09/30/11            11,094.40             36,467.10             28,338.53              21,298.04
10/31/11            12,306.94             38,457.95             30,663.92              22,725.18
11/30/11            12,279.74             38,524.95             30,802.20              23,332.92
12/31/11            12,405.35             33,039.89             26,739.27              19,981.61
01/31/12            12,961.30             36,808.25             29,901.04              21,923.82
02/29/12            13,521.78             35,836.80             29,389.18              21,508.11
03/31/12            13,966.77             32,271.27             26,250.03              19,259.86
04/30/12            13,879.10             30,712.69             24,934.40              18,025.94
05/31/12            13,044.96             27,542.14             22,367.56              17,033.36
06/30/12            13,582.44             28,011.85             22,729.02              17,442.23
07/31/12            13,771.08             27,040.40             22,314.12              16,701.65
08/31/12            14,081.25             29,837.32             24,499.18              18,696.18
09/30/12            14,445.13             33,925.94             27,615.35              20,941.87
10/31/12            14,178.41             33,146.64             26,986.61              20,641.06
11/30/12            14,260.66             29,922.72             24,716.93              18,578.21
12/31/12            14,390.64             29,120.98             24,092.71              18,290.07
01/31/13            15,136.01             26,559.46             22,325.95              16,418.63
02/28/13            15,341.48             23,531.23             19,984.99              14,784.53
03/31/13            15,916.83             23,759.16             19,953.52              14,982.09
04/30/13            16,223.50             19,319.92             16,586.50              12,006.50
05/31/13            16,602.99             18,115.14             15,926.05              11,693.05
06/30/13            16,380.03             15,086.90             13,201.76               9,698.80
07/31/13            17,213.52             16,997.19             14,675.45              10,688.35
08/31/13            16,714.99             18,419.05             15,777.88              11,147.21
09/30/13            17,239.16             16,725.84             14,485.15               9,956.69
10/31/13            18,031.61             16,769.26             14,495.17               9,981.82
11/30/13            18,581.10             14,772.14             12,915.02               8,827.92
12/31/13            19,051.50             14,177.15             12,566.17               8,485.71
01/31/14            18,392.81             15,579.65             13,718.18               9,401.63
02/28/14            19,234.17             17,667.08             15,305.69              10,386.33
03/31/14            19,395.85             16,199.35             14,109.33               9,491.29
04/30/14            19,539.22             16,655.98             14,484.06               9,712.37
05/31/14            19,997.89             15,351.33             13,674.87               9,031.71
06/30/14            20,411.00             18,417.25             16,038.40              10,631.40
07/31/14            20,129.51             17,928.01             15,686.09              10,451.93
08/31/14            20,934.79             18,547.72             15,954.15              10,757.15
09/30/14            20,641.21             14,949.07             13,067.47               8,630.89
10/31/14            21,145.37             12,318.03             10,927.17               7,047.38
11/30/14            21,714.07             12,948.61             11,452.41               7,465.69

                                         [END CHART]

                        Data from 11/30/04 to 11/30/14.

                        See next page for benchmark definitions.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes.

================================================================================

6  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

The graph on page 6 illustrates the comparison of a $10,000 hypothetical investment in the USAA Precious Metals and Minerals Fund Shares to the following benchmarks:

o The unmanaged S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

o The unmanaged Lipper Precious Metals Equity Funds Index tracks the total return performance of the 10 largest funds within the Lipper Precious Metals Equity Funds category.

o The NYSE Arca Gold Miners (GDM) Index is a modified market capitalization weighted index comprised of publicly traded companies involved primarily in the mining for gold and silver.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

USAA PRECIOUS METALS AND MINERALS FUND
INSTITUTIONAL SHARES (INSTITUTIONAL SHARES)
(Ticker Symbol: UIPMX)


--------------------------------------------------------------------------------
                                          11/30/14                    5/31/14
--------------------------------------------------------------------------------

Net Assets                             $151.1 Million             $183.8 Million
Net Asset Value Per Share                   $11.97                     $14.17


--------------------------------------------------------------------------------
                  AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/14
--------------------------------------------------------------------------------
   5/31/14-11/30/14*      1 YEAR         5 YEARS         SINCE INCEPTION 8/01/08

       -15.53%           -12.16%         -15.59%                  -8.65%


--------------------------------------------------------------------------------
                  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/14
--------------------------------------------------------------------------------
   1 YEAR                     5 YEARS                    SINCE INCEPTION 8/01/08

   -8.05%                     -14.81%                             -8.47%


--------------------------------------------------------------------------------
                               EXPENSE RATIO AS OF 5/31/14**
--------------------------------------------------------------------------------

                                            1.00%


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated October 1, 2014, and is calculated as a percentage of average net assets. The expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

================================================================================

8  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

                            o CUMULATIVE PERFORMANCE COMPARISON o

                            [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                                      USAA PRECIOUS METALS
                             LIPPER PRECIOUS METALS     AND MINERALS FUND      NYSE ARCA GOLD MINERS
             S&P 500 INDEX    EQUITY FUNDS INDEX      INSTITUTIONAL SHARES       (GDM) INDEX
07/31/08         $10,000.00         $10,000.00              $10,000.00            $10,000.00
08/31/08          10,144.65           8,841.22                9,184.58              8,638.30
09/30/08           9,240.68           7,750.54                8,106.83              7,758.49
10/31/08           7,688.73           4,801.88                4,804.05              4,794.05
11/30/08           7,137.03           5,649.77                5,932.36              6,118.79
12/31/08           7,212.97           7,069.32                7,755.85              7,750.42
01/31/09           6,605.01           7,085.23                7,675.67              7,842.25
02/28/09           5,901.73           7,064.94                7,726.70              7,652.47
03/31/09           6,418.69           7,922.66                8,769.07              8,516.86
04/30/09           7,033.02           7,466.10                8,167.70              7,584.09
05/31/09           7,426.40           9,698.44               10,766.35             10,194.65
06/30/09           7,441.13           8,609.80                9,359.51              8,718.47
07/31/09           8,003.95           9,204.69               10,062.93              9,176.78
08/31/09           8,292.93           9,286.83               10,135.82              9,112.76
09/30/09           8,602.38          10,440.02               11,429.68             10,442.41
10/31/09           8,442.58          10,100.77               11,036.06              9,799.31
11/30/09           8,948.99          11,970.94               13,160.90             11,779.76
12/31/09           9,121.85          11,304.09               12,631.28             10,693.11
01/31/10           8,793.70          10,232.54               11,376.32              9,434.21
02/28/10           9,066.10          10,947.22               12,174.60             10,185.61
03/31/10           9,613.20          11,401.28               12,516.19             10,279.97
04/30/10           9,764.97          12,631.46               14,090.45             11,746.00
05/31/10           8,985.23          12,204.89               13,719.16             11,543.00
06/30/10           8,514.87          12,511.02               14,027.34             12,082.36
07/31/10           9,111.44          12,248.97               13,604.06             11,229.21
08/31/10           8,700.12          13,399.13               14,981.55             12,459.34
09/30/10           9,476.55          14,471.88               16,095.42             13,038.60
10/31/10           9,837.13          15,031.81               16,262.50             13,322.96
11/30/10           9,838.39          15,592.06               16,886.27             13,858.59
12/31/10          10,495.91          16,403.81               17,730.34             14,408.99
01/31/11          10,744.67          14,578.08               15,469.18             12,651.67
02/28/11          11,112.78          15,930.81               16,756.56             14,041.24
03/31/11          11,117.20          16,090.94               16,929.86             14,125.81
04/30/11          11,446.44          16,799.01               17,916.02             14,614.49
05/31/11          11,316.87          15,812.95               16,781.31             13,653.24
06/30/11          11,128.23          14,991.97               16,154.13             12,845.81
07/31/11          10,901.94          15,730.60               16,921.60             13,385.35
08/31/11          10,309.72          16,685.74               18,299.76             14,772.59
09/30/11           9,584.96          14,029.74               15,778.64             12,981.86
10/31/11          10,632.53          15,180.99               16,641.02             13,851.75
11/30/11          10,609.03          15,249.45               16,674.03             14,222.19
12/31/11          10,717.55          13,237.99               14,299.71             12,179.45
01/31/12          11,197.87          14,803.31               15,932.64             13,363.30
02/29/12          11,682.08          14,549.90               15,517.49             13,109.90
03/31/12          12,066.53          12,995.78               13,976.81             11,739.52
04/30/12          11,990.79          12,344.44               13,303.34             10,987.41
05/31/12          11,270.14          11,073.66               11,933.34             10,382.40
06/30/12          11,734.49          11,252.61               12,136.30             10,631.62
07/31/12          11,897.47          11,047.20               11,721.15             10,180.21
08/31/12          12,165.44          12,128.97               12,934.32             11,395.94
09/30/12          12,479.81          13,671.71               14,710.25             12,764.76
10/31/12          12,249.38          13,360.44               14,373.51             12,581.41
11/30/12          12,320.44          12,236.78               12,975.83             11,324.04
12/31/12          12,432.74          11,927.74               12,634.00             11,148.40
01/31/13          13,076.69          11,053.06               11,517.86             10,007.70
02/28/13          13,254.21           9,894.10               10,209.44              9,011.66
03/31/13          13,751.28           9,878.52               10,307.92              9,132.08
04/30/13          14,016.22           8,211.59                8,385.15              7,318.36
05/31/13          14,344.09           7,884.62                7,864.60              7,127.30
06/30/13          14,151.46           6,535.88                6,551.49              5,911.74
07/31/13          14,871.55           7,265.47                7,376.87              6,514.90
08/31/13          14,440.85           7,811.26                7,995.91              6,794.59
09/30/13          14,893.70           7,171.26                7,264.32              6,068.93
10/31/13          15,578.33           7,176.22                7,283.08              6,084.25
11/30/13          16,053.07           6,393.92                6,420.17              5,380.91
12/31/13          16,459.47           6,221.22                6,162.72              5,172.32
01/31/14          15,890.40           6,791.55                6,775.22              5,730.60
02/28/14          16,617.28           7,577.49                7,679.84              6,330.81
03/31/14          16,756.96           6,985.20                7,043.78              5,785.26
04/30/14          16,880.83           7,170.72                7,241.67              5,920.01
05/31/14          17,277.09           6,770.11                6,676.28              5,505.13
06/30/14          17,633.99           7,940.24                8,019.08              6,480.19
07/31/14          17,390.80           7,765.82                7,802.34              6,370.80
08/31/14          18,086.53           7,898.53                8,070.90              6,556.84
09/30/14          17,832.89           6,469.40                6,506.66              5,260.81
10/31/14          18,268.46           5,409.78                5,366.47              4,295.61
11/30/14          18,759.78           5,669.82                5,639.74              4,550.58

                                       [END CHART]

                        Data from 7/31/08 to 11/30/14.*

                        See page 7 for benchmark definitions.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes.

*The performance of the S&P 500 Index, the Lipper Precious Metals Equity Funds Index, and the NYSE Arca Gold Miners (GDM) Index is calculated from the end of the month, July 31, 2008, while the inception date of the Institutional Shares is August 1, 2008. There may be a slight variation of performance numbers because of this difference.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

USAA PRECIOUS METALS AND MINERALS FUND ADVISER SHARES (ADVISER SHARES)
 (Ticker Symbol: UPMMX)


--------------------------------------------------------------------------------
                                          11/30/14                5/31/14
--------------------------------------------------------------------------------


Net Assets                             $15.1 Million            $15.7 Million
Net Asset Value Per Share                 $11.81                   $14.01


--------------------------------------------------------------------------------
                AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/14
--------------------------------------------------------------------------------
  5/31/14-11/30/14*                1 YEAR               SINCE INCEPTION 8/01/10

      -15.70%                       -12.52%                       -18.74%


--------------------------------------------------------------------------------
                AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/14
--------------------------------------------------------------------------------
  1 YEAR                                                 SINCE INCEPTION 8/01/10

  -8.37%                                                          -18.35%


--------------------------------------------------------------------------------
                              EXPENSE RATIO AS OF 5/31/14**
--------------------------------------------------------------------------------

                                            1.40%


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated October 1, 2014, and is calculated as a percentage of average net assets. The expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

================================================================================

10  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

                            o CUMULATIVE PERFORMANCE COMPARISON o

                            [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                                     USAA PRECIOUS METALS
                             LIPPER PRECIOUS METALS    AND MINERALS FUND      NYSE ARCA GOLD MINERS
             S&P 500 INDEX    EQUITY FUNDS INDEX           ADVISER SHARES        (GDM) INDEX
07/31/10         $10,000.00         $10,000.00             $10,000.00             $10,000.00
08/31/10           9,548.56          10,938.98              11,030.98              11,095.47
09/30/10          10,400.72          11,814.77              11,845.35              11,611.32
10/31/10          10,796.45          12,271.90              11,963.26              11,864.55
11/30/10          10,797.84          12,729.28              12,415.68              12,341.55
12/31/10          11,519.47          13,391.99              13,028.39              12,831.70
01/31/11          11,792.50          11,901.47              11,366.03              11,266.75
02/28/11          12,196.50          13,005.84              12,302.06              12,504.21
03/31/11          12,201.36          13,136.57              12,423.62              12,579.52
04/30/11          12,562.70          13,714.63              13,143.87              13,014.71
05/31/11          12,420.50          12,909.61              12,302.06              12,158.68
06/30/11          12,213.46          12,239.37              11,837.08              11,439.64
07/31/11          11,965.10          12,842.39              12,393.23              11,920.11
08/31/11          11,315.13          13,622.16              13,396.11              13,155.50
09/30/11          10,519.69          11,453.82              11,548.37              11,560.79
10/31/11          11,669.42          12,393.69              12,177.45              12,335.46
11/30/11          11,643.64          12,449.58              12,192.65              12,665.35
12/31/11          11,762.74          10,807.43              10,451.18              10,846.22
01/31/12          12,289.89          12,085.35              11,640.66              11,900.47
02/29/12          12,821.33          11,878.47              11,332.27              11,674.82
03/31/12          13,243.27          10,609.69              10,200.40              10,454.45
04/30/12          13,160.15          10,077.94               9,705.63               9,784.66
05/31/12          12,369.21           9,040.48               8,702.54               9,245.88
06/30/12          12,878.85           9,186.57               8,848.26               9,467.82
07/31/12          13,057.72           9,018.88               8,539.87               9,065.83
08/31/12          13,351.82           9,902.03               9,420.97              10,148.47
09/30/12          13,696.85          11,161.52              10,708.73              11,367.46
10/31/12          13,443.95          10,907.40              10,461.34              11,204.18
11/30/12          13,521.94           9,990.04               9,441.30              10,084.44
12/31/12          13,645.19           9,737.75               9,190.19               9,928.03
01/31/13          14,351.94           9,023.66               8,376.96               8,912.20
02/28/13          14,546.77           8,077.50               7,422.45               8,025.19
03/31/13          15,092.32           8,064.78               7,487.92               8,132.43
04/30/13          15,383.10           6,703.90               6,092.33               6,517.25
05/31/13          15,742.94           6,436.96               5,709.84               6,347.10
06/30/13          15,531.53           5,335.87               4,755.33               5,264.61
07/31/13          16,321.84           5,931.50               5,354.91               5,801.74
08/31/13          15,849.13           6,377.08               5,799.43               6,050.82
09/30/13          16,346.15           5,854.58               5,265.32               5,404.59
10/31/13          17,097.55           5,858.63               5,279.10               5,418.23
11/30/13          17,618.58           5,219.97               4,651.95               4,791.88
12/31/13          18,064.61           5,078.97               4,462.52               4,606.13
01/31/14          17,440.04           5,544.59               4,903.60               5,103.30
02/28/14          18,237.82           6,186.23               5,561.78               5,637.80
03/31/14          18,391.12           5,702.69               5,100.02               5,151.97
04/30/14          18,527.07           5,854.14               5,241.31               5,271.97
05/31/14          18,961.97           5,527.08               4,827.79               4,902.51
06/30/14          19,353.68           6,482.37               5,796.10               5,770.83
07/31/14          19,086.78           6,339.98               5,641.04               5,673.42
08/31/14          19,850.34           6,448.32               5,834.01               5,839.09
09/30/14          19,571.97           5,281.59               4,700.29               4,684.94
10/31/14          20,050.02           4,416.52               3,873.26               3,825.39
11/30/14          20,589.26           4,628.81               4,069.68               4,052.45

                                          [END CHART]

                        Data from 7/31/10 to 11/30/14.*

                        See page 7 for benchmark definitions.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes.

*The performance of the S&P 500 Index, the Lipper Precious Metals Equity Funds Index, and the NYSE Arca Gold Miners (GDM) Index is calculated from the end of the month, July 31, 2010, while the inception date of the Adviser Shares is August 1, 2010. There may be a slight variation of performance numbers because of this difference.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                         o TOP 10 EQUITY HOLDINGS - 11/30/14 o
                                (% of Net Assets)

Goldcorp, Inc............................................................ 6.2%
Randgold Resources Ltd. ADR.............................................. 6.0%
Eldorado Gold Corp....................................................... 5.9%
Royal Gold, Inc.......................................................... 4.9%
Silver Wheaton Corp...................................................... 4.3%
Newcrest Mining Ltd...................................................... 4.2%
Newmont Mining Corp...................................................... 3.7%
Alamos Gold, Inc......................................................... 3.6%
Compania de Minas Buenaventura S.A. ADR.................................. 3.6%
Tahoe Resources, Inc..................................................... 3.5%

                         o ASSET ALLOCATION - 11/30/14  o

                         [PIE CHART OF ASSET ALLOCATION]

GOLD                                                                      80.3%
SILVER                                                                    12.5%
MONEY MARKET INSTRUMENTS                                                   6.3%
PLATINUM GROUP METALS                                                      1.5%

                                   [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 13-16.

================================================================================

12  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

PORTFOLIO OF INVESTMENTS

November 30, 2014 (unaudited)

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (94.3%)
              COMMON STOCKS (94.3%)
              GOLD (80.3%)
              AFRICAN GOLD COMPANIES (5.0%)
 1,679,800    AngloGold Ashanti Ltd. ADR*                                                       $ 14,379
 4,080,000    Gold Fields Ltd. ADR                                                                16,728
 6,500,000    Great Basin Gold Ltd., acquired 03/30/2012; cost $4,455*(a),(b),(c)                      -
18,400,000    Great Basin Gold Ltd.*(b)                                                                -
 4,300,000    Harmony Gold Mining Co. Ltd. ADR*                                                    7,353
                                                                                                --------
                                                                                                  38,460
                                                                                                --------
              AUSTRALIAN GOLD COMPANIES (7.2%)
 7,063,636    Kingsgate Consolidated Ltd.*(b)                                                      4,042
 3,800,000    Newcrest Mining Ltd.*(b)                                                            32,120
 6,850,000    Oceanagold Corp.*                                                                   12,879
21,450,000    Perseus Mining Ltd.*                                                                 4,971
15,971,414    St. Barbara Ltd.*(b)                                                                 1,149
                                                                                                --------
                                                                                                  55,161
                                                                                                --------
              EUROPEAN GOLD COMPANIES (7.6%)
16,801,000    Centamin plc                                                                        11,901
   705,000    Randgold Resources Ltd. ADR                                                         45,600
                                                                                                --------
                                                                                                  57,501
                                                                                                --------
              NORTH AMERICAN GOLD COMPANIES (56.9%)
 1,000,000    Agnico-Eagle Mines Ltd.                                                             23,490
 8,161,500    Alacer Gold Corp.                                                                   14,988
 3,950,000    Alamos Gold, Inc.                                                                   27,220
 6,800,000    AuRico Gold, Inc.                                                                   23,392
   240,000    Axmin, Inc., acquired 12/06/2006-06/03/2008; cost $1,806*(a)                             4
 9,282,289    B2Gold Corp.*                                                                       15,098
 1,460,000    Barrick Gold Corp.                                                                  17,359
 4,750,000    Centerra Gold, Inc.                                                                 21,933
 1,681,300    Continental Gold Ltd.*                                                               3,308
   242,800    Detour Gold Corp.*                                                                   1,765
 5,539,800    Dundee Precious Metals, Inc.*                                                       14,340
 7,218,100    Eldorado Gold Corp.                                                                 45,258

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
 2,400,000    Goldcorp, Inc.                                                                    $ 47,136
   197,600    Guyana Goldfields, Inc.*                                                               475
 4,000,000    IAMGOLD Corp.*                                                                       8,440
    26,500    Kerr Mines, Inc.*                                                                        3
 5,600,000    Kinross Gold Corp.*                                                                 15,680
 1,985,000    Kirkland Lake Gold, Inc.*                                                            6,006
 2,120,000    Mandalay Resources Corp.                                                             1,539
 1,872,100    Nautilus Minerals, Inc., acquired 02/02/2007-03/11/2009; cost $3,817*(a),(c)           835
 6,000,000    New Gold, Inc.*                                                                     24,060
 1,550,000    Newmont Mining Corp.                                                                28,520
   375,000    Northern Star Mining Corp., acquired 05/05/2006; cost $373*(a),(b)                       -
 2,563,600    Primero Mining Corp.*                                                               10,447
 6,399,950    Romarco Minerals, Inc.*                                                              2,854
   590,000    Royal Gold, Inc.                                                                    37,571
 1,363,000    San Gold Corp.*                                                                         78
 7,193,700    Semafo, Inc.*                                                                       21,389
 3,900,300    Torex Gold Resources, Inc.*                                                          4,434
 3,976,400    Yamana Gold, Inc.                                                                   15,031
                                                                                                 -------
                                                                                                 432,653
                                                                                                 -------
              SOUTH AMERICAN GOLD COMPANIES (3.6%)
 2,925,000    Compania de Minas Buenaventura S.A. ADR                                             27,056
                                                                                                 -------
              Total Gold (cost: $1,276,307)                                                      610,831
                                                                                                 -------
              PLATINUM GROUP METALS (1.5%)
 1,550,000    Impala Platinum Holdings Ltd.* (cost $14,940)                                       11,291
                                                                                                 -------
              SILVER (12.5%)
 1,066,457    Fresnillo plc                                                                       11,861
 2,508,470    Pan American Silver Corp.                                                           23,479
 1,660,000    Silver Wheaton Corp.                                                                33,067
 1,668,800    Tahoe Resources, Inc.*                                                              26,648
                                                                                                 -------
              Total Silver (cost: $132,523)                                                       95,055
                                                                                                 -------
              Total Common Stocks (cost: $1,423,770)                                             717,177
                                                                                                 -------

              WARRANTS (0.0%)
              SILVER (0.0%)
    91,530    Pan American Silver Corp., acquired 12/23/2009; cost $553*(a),(b),(c) (cost $553)        -
                                                                                                 -------
              Total Equity Securities (cost: $1,424,323)                                         717,177
                                                                                                 -------

================================================================================

14  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                            COUPON                           VALUE
(000)      SECURITY                                                RATE        MATURITY            (000)
--------------------------------------------------------------------------------------------------------
           MONEY MARKET INSTRUMENTS (6.3%)
           COMMERCIAL PAPER (4.0%)
$   3,681  Crown Point Capital Co., LLC(d)                         0.14%       12/02/2014       $  3,681
    1,071  Crown Point Capital Co., LLC(d)                         0.14        12/09/2014          1,071
    5,414  Gotham Funding Corp.(d),(e)                             0.14        12/03/2014          5,414
    7,916  Manhattan Asset Funding Co., LLC(d),(e)                 0.13        12/09/2014          7,916
    4,583  Nieuw Amsterdam Receivables Corp.(d),(e)                0.11        12/08/2014          4,583
    7,487  Working Capital Management Co.(d),(e)                   0.13        12/15/2014          7,486
                                                                                                 -------
           Total Commercial Paper                                                                 30,151
                                                                                                 -------

--------------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
--------------------------------------------------------------------------------------------------------
           MONEY MARKET FUNDS (2.3%)
7,879,266  State Street Institutional Liquid Reserves Fund Premier Class, 0.08%(f)                17,879
                                                                                                 -------
           Total Money Market Instruments (cost: $48,030)                                         48,030
                                                                                                 -------
           TOTAL INVESTMENTS (COST: $1,472,353)                                                 $765,207
                                                                                                ========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

--------------------------------------------------------------------------------------------------------
($ IN 000s)                                             VALUATION HIERARCHY
--------------------------------------------------------------------------------------------------------
                                          (LEVEL 1)            (LEVEL 2)        (LEVEL 3)
                                      QUOTED PRICES    OTHER SIGNIFICANT      SIGNIFICANT
                                  IN ACTIVE MARKETS           OBSERVABLE     UNOBSERVABLE
ASSETS                         FOR IDENTICAL ASSETS               INPUTS           INPUTS          TOTAL
--------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                            $679,866              $37,311           $-           $717,177
  Warrants                                        -                    -            -                  -
Money Market Instruments:
  Commercial Paper                                -               30,151            -             30,151
  Money Market Funds                         17,879                    -            -             17,879
--------------------------------------------------------------------------------------------------------
Total                                      $697,745              $67,462           $-           $765,207
--------------------------------------------------------------------------------------------------------

For the period of June 1, 2014, through November 30, 2014, common stocks with a fair value of $41,391,000 were transferred from Level 1 to Level 2. Due to an assessment of events at the end of the current reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. Such adjustments were not made at the end of the prior reporting period. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

16  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2014 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 81.7% of net assets at November 30, 2014.

o  CATEGORIES AND DEFINITIONS

   WARRANTS - entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

o  PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

   ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

o  SPECIFIC NOTES

   (a) Security deemed illiquid by USAA Asset Management Company (the Manager), under liquidity guidelines approved by the USAA Mutual Funds Trust's Board of Trustees (the Board). The aggregate market value of these securities at November 30, 2014, was $839,000, which represented 0.1% of the Fund's net assets.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  17

================================================================================

   (b) Security was fair valued at November 30, 2014, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $37,311,000, which represented 4.9% of the Fund's net assets.

   (c) Restricted security that is not registered under the Securities Act of 1933.

   (d) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

   (e) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

   (f) Rate represents the money market fund annualized seven-day yield at November 30, 2014.

     *  Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

18  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

November 30, 2014 (unaudited)

--------------------------------------------------------------------------------


ASSETS
   Investments in securities, at market value (cost of $1,472,353)             $  765,207
   Cash                                                                               236
   Cash denominated in foreign currencies (identified cost of $702)                   692
   Receivables:
       Capital shares sold                                                          1,590
       Dividends and interest                                                         560
                                                                               ----------
           Total assets                                                           768,285
                                                                               ----------
LIABILITIES
   Payables:
       Securities purchased                                                         5,910
       Capital shares redeemed                                                      1,343
   Unrealized depreciation on foreign currency contracts held, at value                 6
   Accrued management fees                                                            430
   Accrued administration and servicing fees                                            3
   Accrued transfer agent's fees                                                       97
   Other accrued expenses and payables                                                164
                                                                               ----------
           Total liabilities                                                        7,953
                                                                               ----------
               Net assets applicable to capital shares outstanding             $  760,332
                                                                               ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                             $1,671,668
   Accumulated undistributed net investment loss                                  (39,214)
   Accumulated net realized loss on investments                                  (164,974)
   Net unrealized depreciation of investments                                    (707,146)
   Net unrealized depreciation of foreign currency translations                        (2)
                                                                               ----------
               Net assets applicable to capital shares outstanding             $  760,332
                                                                               ==========
   Net asset value, redemption price, and offering price per share:
       Fund Shares (net assets of $594,105/49,896 shares outstanding)          $    11.91
                                                                               ==========
       Institutional Shares (net assets of $151,146/12,627
           shares outstanding)                                                 $    11.97
                                                                               ==========
       Adviser Shares (net assets of $15,081/1,277 shares outstanding)         $    11.81
                                                                               ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  19

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended November 30, 2014 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $461)                       $   3,200
   Interest                                                                       25
                                                                           ---------
            Total income                                                       3,225
                                                                           ---------
EXPENSES
   Management fees                                                             3,298
   Administration and servicing fees:
        Fund Shares                                                              565
        Institutional Shares                                                      94
        Adviser Shares                                                            13
   Transfer agent's fees:
        Fund Shares                                                            1,233
        Institutional Shares                                                      94
        Adviser Shares                                                             5
   Distribution and service fees (Note 6E):
        Adviser Shares                                                            22
   Custody and accounting fees:
        Fund Shares                                                               61
        Institutional Shares                                                      14
        Adviser Shares                                                             1
   Postage:
        Fund Shares                                                               50
        Institutional Shares                                                      14
        Adviser Shares                                                             3
   Shareholder reporting fees:
        Fund Shares                                                               23
        Institutional Shares                                                       8
        Adviser Shares                                                             2
   Trustees' fees                                                                 12
   Registration fees:
        Fund Shares                                                               17
        Institutional Shares                                                      12
        Adviser Shares                                                            10
   Professional fees                                                              98
   Other                                                                          14
                                                                           ---------
             Total expenses                                                    5,663
                                                                           ---------
NET INVESTMENT LOSS                                                           (2,438)
                                                                           ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY
   Net realized gain (loss) on:
        Investments                                                            6,153
        Foreign currency transactions                                            (46)
   Change in net unrealized appreciation/depreciation of:
        Investments                                                         (139,411)
        Foreign currency translations                                            (53)
                                                                           ---------
             Net realized and unrealized loss                               (133,357)
                                                                           ---------
   Decrease in net assets resulting from operations                        $(135,795)
                                                                           =========

   See accompanying notes to financial statements.

================================================================================

20  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended November 30, 2014 (unaudited), and year ended May 31,
2014

------------------------------------------------------------------------------------------------------

                                                                           11/30/2014        5/31/2014
------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment loss                                                      $  (2,438)      $     (737)
   Net realized gain (loss) on investments                                      6,153          (95,273)
   Net realized gain (loss) on foreign currency transactions                      (46)               9
   Change in net unrealized appreciation/depreciation of:
       Investments                                                           (139,411)         (73,680)
       Foreign currency translations                                              (53)              52
                                                                            --------------------------
       Decrease in net assets resulting from operations                      (135,795)        (169,629)
                                                                            --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
       Fund Shares                                                                  -           (1,084)
       Institutional Shares                                                         -           (1,016)
                                                                            --------------------------
            Distributions to shareholders                                           -           (2,100)
                                                                            --------------------------
NET DECREASE IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 5)
   Fund Shares                                                                 (7,926)           1,865
   Institutional Shares                                                        (8,384)         (97,759)
   Adviser Shares                                                               2,455            6,894
                                                                            --------------------------
        Total net decrease in net assets from capital share transactions      (13,855)         (89,000)
                                                                            --------------------------
   Net decrease in net assets                                                (149,650)        (260,729)
NET ASSETS
   Beginning of period                                                        909,982        1,170,711
                                                                            --------------------------
   End of period                                                            $ 760,332       $  909,982
                                                                            ==========================
Accumulated undistributed net investment loss:
   End of period                                                            $ (39,214)      $  (36,776)
                                                                            ==========================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  21

================================================================================

NOTES TO FINANCIAL STATEMENTS

November 30, 2014 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this semiannual report pertains only to the USAA Precious Metals and Minerals Fund (the Fund), which is classified as nondiversified under the 1940 Act. The Fund's investment objective is to seek long-term capital appreciation and to protect the purchasing power of shareholders' capital against inflation.

The Fund concentrates its investments in equity securities of domestic and foreign companies engaged in the exploration, mining, or processing of gold and other precious metals and minerals, such as platinum, silver, and diamonds. As such, the Fund may be exposed to more risk than portfolios with a broader industry diversification. As a nondiversified fund, the Fund may invest a greater percentage of its assets in a single issuer. Because a relatively high percentage of the Fund's total assets may be invested in the securities of a single issuer or a limited number of issuers, the securities of the Fund may be more sensitive to changes in the market value of a single issuer, a limited number of issuers, or large companies generally. Such a focused investment strategy may increase the volatility of the Fund's investment results because this Fund may be more susceptible to risk associated with a single economic, political, or regulatory event than a diversified fund.

The Fund consists of three classes of shares: Precious Metals and Minerals Fund Shares (Fund Shares), Precious Metals and Minerals Fund Institutional Shares (Institutional Shares), and Precious Metals and Minerals Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees,

================================================================================

22  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

    Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined.
        In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust

================================================================================

24  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

        the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

    3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

    4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    5. Repurchase agreements are valued at cost, which approximates market value.

    6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include common stocks which are valued based on methods discussed in Note 1A2 and commercial paper, which is valued at amortized cost.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

================================================================================

26  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

F. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended November 30, 2014, there were no custodian and other bank credits.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. REDEMPTION FEES - Adviser Shares held in the Fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed or exchanged shares. All redemption fees paid will be accounted for by the Fund as an addition to paid in capital. For the six-month period ended November 30, 2014, the Adviser Shares incurred redemption fees of less than $500.

I. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

================================================================================

28  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

For the six-month period ended November 30, 2014, the Fund paid CAPCO facility fees of $2,000, which represents 1.4% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2014.

(3) DISTRIBUTIONS

The tax basis of distributions and any accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2015, in accordance with applicable tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

The Fund is permitted to carry forward post-enactment capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and/or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At May 31, 2014, the Fund had no pre-enactment capital loss carryforwards and post-enactment net capital loss carryforwards of $169,825,000, for federal income tax purposes. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

                        POST-ENACTMENT CAPITAL LOSS CARRYFORWARDS
                       ------------------------------------------
                                       TAX CHARACTER
                       ------------------------------------------
                       (NO EXPIRATION)                   BALANCE
                       ---------------               ------------
                        Short-Term                   $ 20,244,000
                        Long-Term                     149,581,000
                                                     ------------
                              Total                  $169,825,000
                                                     ============

For the six-month period ended November 30, 2014, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor its tax positions to determine if

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2014, were $30,608,000 and $52,062,000, respectively.

As of November 30, 2014, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of November 30, 2014, were $23,683,000 and $730,829,000, respectively, resulting in net unrealized depreciation of $707,146,000.

(5) CAPITAL SHARE TRANSACTIONS

At November 30, 2014, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated USAA fund-of-funds as well as other persons or legal entities that the Fund may approve from time to time. Capital share transactions for all classes were as follows, in thousands:

================================================================================

30  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

                                             SIX-MONTH PERIOD ENDED        YEAR ENDED
                                                NOVEMBER 30, 2014         MAY 31, 2014
    -----------------------------------------------------------------------------------------
                                            SHARES      AMOUNT         SHARES        AMOUNT
                                          ---------------------------------------------------
    FUND SHARES:
    Shares sold                            4,672         $ 67,447       12,667     $ 189,371
    Shares issued from reinvested
     dividends                                -*               -*           83         1,059
    Shares redeemed                        5,104)         (75,373)     (12,862)     (188,565)
                                          --------------------------------------------------
    Net increase (decrease) from
     capital share transactions             (432)        $ (7,926)        (112)    $   1,865
                                          ==================================================
    INSTITUTIONAL SHARES:
    Shares sold                            2,378         $ 35,575        5,640     $  83,153
    Shares issued from
     reinvested dividends                      -                -           77           988
    Shares redeemed                        2,716)         (43,959)     (11,707)     (181,900)
                                          --------------------------------------------------
    Net decrease from
     capital share transactions             (338)        $ (8,384)      (5,990)    $ (97,759)
                                          ==================================================
    ADVISER SHARES:
    Shares sold                              354         $  5,257          730     $  10,988
    Shares issued from reinvested
     dividends                                 -                -           -*            -*
    Shares redeemed**                       (199)          (2,802)        (275)       (4,094)
                                          --------------------------------------------------
    Net increase from capital
     share transactions                      155         $  2,455          455     $   6,894
                                          ==================================================

 * Represents less than 500 shares or $500.
** Net of redemption fees.

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment of a portion of the Fund's assets, subject to the authority of and supervision by the Board. The Manager is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of a portion of

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

    the Fund's assets. For the six-month period ended November 30, 2014, there were no subadvisers.

    The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper Precious Metals Equity Funds Index over the performance period. The Lipper Precious Metals Equity Funds Index tracks the total return performance of the 10 largest funds in the Lipper Precious Metals Equity Funds category. The performance period for each class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

    OVER/UNDER PERFORMANCE                      ANNUAL ADJUSTMENT RATE
    RELATIVE TO INDEX                           (IN BASIS POINTS AS A %
    (IN BASIS POINTS)(1)                          OF THE FUND'S AVERAGE NET ASSETS)(1)
--------------------------------------------------------------------------------------
    +/- 100 to 400                              +/- 4
    +/- 401 to 700                              +/- 5
    +/- 701 and greater                         +/- 6

(1) Based on the difference between average annual performance of the relevant share class of the Fund and its relevant index, rounded to the nearest basis point. Average net assets are calculated over a rolling 36-month period.

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Precious Metals Equity Funds Index over that period, even if the class had overall negative returns during the performance period.

================================================================================

32  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

    For the six-month period ended November 30, 2014, the Fund incurred total management fees, paid or payable to the Manager, of $3,298,000, which included a performance adjustment for the Fund Shares, Institutional Shares, and Adviser Shares of $(251,000), $(44,000), and $(3,000),
    respectively. For the Fund Shares, Institutional Shares, and Adviser Shares, the performance adjustments were (0.07)%, (0.05)%, and (0.03)%, respectively.

B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets of the Fund Shares and Adviser Shares, and 0.10% of average net assets of the Institutional Shares. For the six-month period ended November 30, 2014, the Fund Shares, Institutional Shares, and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $565,000, $94,000, and $13,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended November 30, 2014, the Fund reimbursed the Manager $14,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. EXPENSE LIMITATION - The Manager agreed, through October 1, 2014, to limit the total annual operating expenses of the Adviser Shares to 1.45% of its average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Adviser Shares for all expenses in excess of that amount. Effective October 1, 2014, the Manager terminated this agreement for the Adviser Shares. For the six-month period ended November 30, 2014, the Adviser Shares incurred no reimbursable expenses.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for both the Fund Shares and Adviser Shares are paid monthly based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares' average net assets, plus out-of-pocket expenses. For the six-month period ended November 30, 2014, the Fund Shares, Institutional Shares, and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $1,233,000, $94,000, and $5,000, respectively.

E. DISTRIBUTION AND SERVICE (12B-1) FEES - The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company, the distributor, for distribution and shareholder services. USAA Investment Management Company pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares' average net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended November 30, 2014, the Adviser Shares incurred distribution and service (12b-1) fees of $22,000.

F. UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

================================================================================

34  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

(7) TRANSACTIONS WITH AFFILIATES

The Fund offers its Institutional Shares for investment by other USAA funds and is one of 17 USAA mutual funds in which the affiliated USAA fund-of-funds may invest. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control. As of November 30, 2014, the USAA fund-of-funds owned the following percentages of the total outstanding shares of the Fund:

AFFILIATED USAA FUND                                                 OWNERSHIP %
--------------------------------------------------------------------------------
USAA Cornerstone Conservative Fund                                      0.1
USAA Cornerstone Equity Fund                                            0.4
USAA Target Retirement Income Fund                                      0.2
USAA Target Retirement 2020 Fund                                        0.6
USAA Target Retirement 2030 Fund                                        1.6
USAA Target Retirement 2040 Fund                                        2.4
USAA Target Retirement 2050 Fund                                        1.3
USAA Target Retirement 2060 Fund                                        0.0*

*Represents less than 0.1%

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At November 30, 2014, USAA and its affiliates owned 130,000 shares which represent 10.2% of the Adviser Shares and 0.2% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

(8) FINANCIAL HIGHLIGHTS - FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                              SIX-MONTH
                             PERIOD ENDED
                             NOVEMBER 30,                        YEAR ENDED MAY 31,
                             ----------------------------------------------------------------------------------
                                 2014           2014         2013            2012          2011            2010
                             ----------------------------------------------------------------------------------
Net asset value at
  beginning of period          $  14.12      $  16.69      $  25.80     $    40.55    $    36.87     $    29.49
                               --------------------------------------------------------------------------------
Income (loss) from
  investment operations:
 Net investment loss(a)            (.04)         (.02)         (.00)(b)       (.07)         (.23)          (.24)
 Net realized and
  unrealized gain (loss)(a)       (2.17)        (2.53)        (8.67)        (10.76)         8.52(c)        8.15
                               --------------------------------------------------------------------------------
Total from investment
  operations(a)                   (2.21)        (2.55)        (8.67)        (10.83)         8.29           7.91
                               --------------------------------------------------------------------------------
Less distributions from:
 Net investment income                -          (.02)            -           (.08)         (.67)          (.53)
 Realized capital gains               -             -          (.44)         (3.84)        (3.94)             -
                               --------------------------------------------------------------------------------
Total distributions                   -          (.02)         (.44)         (3.92)        (4.61)          (.53)
                               --------------------------------------------------------------------------------
Net asset value at
 end of period                 $  11.91      $  14.12      $  16.69     $    25.80    $    40.55     $    36.87
                               ================================================================================
Total return (%)*                (15.65)       (15.26)       (34.23)        (29.04)        21.99(c)       27.03(d)
Net assets at
 end of period (000)           $594,105      $710,487      $841,841     $1,577,939    $2,246,060     $1,767,212
Ratios to average
 net assets:**
 Expenses (%)(e)                   1.23(f)       1.24          1.18           1.17          1.15           1.20(d)
 Net investment loss (%)           (.55)(f)      (.13)         (.01)          (.21)         (.56)          (.75)
Portfolio turnover (%)                3            10            15             20            24             23

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2014, average net assets were
    $749,748,000.
(a) Calculated using average shares. For the six-month period ended November
     30, 2014, average shares were 49,927,000.
(b) Represents less than $0.01 per share.
(c) During the year ended May 31, 2011, the Manager reimbursed the Fund
    Shares $12,000 for a loss incurred from the disposal of an investment in error. The effect of this reimbursement of the Fund Shares' net realized loss and total return was less than $0.01/0.01% per share.
(d) During the year ended May 31, 2010, SAS reimbursed the Fund Shares
    $188,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund Shares'
    total return was less than 0.01%. The reimbursement decreased the Fund
    Shares' expense ratios by 0.01%. This decrease is excluded from the expense ratio in the Financial Highlights table.
(e) Reflects total annual operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios as follows:
                                      -          (.00%)(+)     (.00%)(+)      (.00%)(+)     (.00%)(+)      (.00%)(+)
    (+) Represents less than 0.01% of average net assets.
(f) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

36  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

(8) FINANCIAL HIGHLIGHTS (continued) -
INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                               SIX-MONTH
                              PERIOD ENDED
                              NOVEMBER 30,                    YEAR ENDED MAY 31,
                            ------------------------------------------------------------------------------
                               2014          2014        2013           2012        2011              2010
                            ------------------------------------------------------------------------------
Net asset value at
  beginning of period       $  14.17     $  16.77     $  25.87       $  40.67      $ 36.95         $ 29.54
                            ------------------------------------------------------------------------------
Income (loss)from
  investment operations:
 Net investment
  income (loss)(a)              (.02)         .02          .06            .02         (.11)           (.13)
Net realized and
 unrealized gain (loss)(a)     (2.18)       (2.56)       (8.72)        (10.81)        8.53(b)         8.16
                            ------------------------------------------------------------------------------
Total from investment
 operations(a)                 (2.20)       (2.54)       (8.66)        (10.79)        8.42            8.03
                            ------------------------------------------------------------------------------
Less distributions from:
 Net investment income             -         (.06)           -           (.17)        (.76)           (.62)
 Realized capital gains            -            -         (.44)         (3.84)       (3.94)              -
                            ------------------------------------------------------------------------------
Total distributions                -         (.06)        (.44)         (4.01)       (4.70)           (.62)
                            ------------------------------------------------------------------------------
 Net asset value at
  end of period             $  11.97     $  14.17     $  16.77       $  25.87      $ 40.67         $ 36.95
                            ==============================================================================
Total return (%)*             (15.53)      (15.11)      (34.10)        (28.89)       22.32(b)        27.43
 Net assets at
  end of period (000)       $151,146     $183,768     $317,818       $145,782      $64,034         $40,197
Ratios to average
 net assets:**
 Expenses (%)(c)                 .98(d)      1.00          .99            .97          .89(e)          .90(e)
 Expenses, excluding
  reimbursements (%)(c)          .98(d)      1.00          .99            .97          .89             .90
 Net investment
  income (loss) (%)             (.31)(d)      .11          .27            .05         (.28)           (.42)
Portfolio turnover (%)             3           10           15             20           24              23

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2014, average net assets were
    $186,764,000.
(a) Calculated using average shares. For the six-month period ended November
    30, 2014, average shares were 12,448,000.
(b) During the year ended May 31, 2011, the Manager reimbursed the
    Institutional Shares less than $500 for a loss incurred from the disposal of an investment in error. The effect of this reimbursement on the
    Institutional Shares' net realized loss and total return was less than
    $0.01/0.01% per share.
(c) Reflects total annual operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares'
    expenses paid indirectly decreased the expense ratios as follows:
                                   -         (.00%)(+)    (.00%)(+)      (.00%)(+)    (.00%)(+)       (.00%)(+)

    (+) Represents less than 0.01% of average net assets.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(e) Prior to October 1, 2010, the Manager voluntarily agreed to limit the annual expenses of the Institutional Shares to 0.90% of the Institutional
    Shares' average net assets.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

(8) FINANCIAL HIGHLIGHTS (continued) - ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                               SIX-MONTH
                              PERIOD ENDED                                                  PERIOD ENDED
                              NOVEMBER 30,           YEAR ENDED MAY 31,                       MAY 31,
                            --------------------------------------------------------------------------
                               2014             2014           2013                2012           2011***
                            --------------------------------------------------------------------------
Net asset value at
  beginning of period        $ 14.01         $ 16.57           $ 25.68          $ 40.48         $36.47
                             -------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment loss(a)         (.05)           (.05)             (.06)            (.13)          (.27)
 Net realized and
  unrealized gain (loss)(a)    (2.15)          (2.51)            (8.61)          (10.78)          8.85(b)
                             -------------------------------------------------------------------------
Total from investment
  operations(a)                (2.20)          (2.56)            (8.67)          (10.91)          8.58
                             -------------------------------------------------------------------------
Less distributions from:
  Net investment income            -            (.00)(c)             -             (.06)          (.63)
 Realized capital gains            -               -              (.44)           (3.84)         (3.94)
                             -------------------------------------------------------------------------
Total distributions                -            (.00)(c)          (.44)           (3.90)         (4.57
                             -------------------------------------------------------------------------)
Redemption fees                 (.00)(c)        (.00)(c)          (.00)(c)          .01           (.00)(c)
                             -------------------------------------------------------------------------
Net asset value at end
 of period                   $ 11.81         $ 14.01           $ 16.57          $ 25.68         $40.48
                             =========================================================================
Total return (%)*             (15.70)         (15.45)           (34.39)          (29.26)         23.02(b)
Net assets at end of
 period (000)                $15,081         $15,727           $11,052          $11,904         $6,384
Ratios to average
 net assets:**
 Expenses (%)(d)                1.39(e)         1.40              1.45             1.45           1.45(e)
 Expenses, excluding
  reimbursements (%)(d)         1.39(e)         1.40              1.49             1.55           1.90(e)
 Net investment loss (%)        (.71)(e)        (.31)             (.23)            (.39)          (.78)(e)
Portfolio turnover (%)             3              10                15               20             24

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2014, average net assets were
    $17,919,000.
*** Adviser Shares were initiated on August 1, 2010.
(a) Calculated using average shares. For the six-month period ended November
    30, 2014, average shares were 1,200,000.
(b) During the period ended May 31, 2011, the Manager reimbursed the Adviser
    Shares less than $500 for a loss incurred from the disposal of an investment in error. The effect of this reimbursement on the Adviser Shares' net realized loss and total return was less than $0.01/0.01% per share.
(c) Represents less than $0.01 per share.
(d) Reflects total annual operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios as follows:.
                                   -            (.00%)(+)         (.00%)(+)        (.00%)(+)      (.00%)(+)

    (+) Represents less than 0.01% of average net assets.
(e) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

38  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

EXPENSE EXAMPLE

November 30, 2014 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2014, through November 30, 2014.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate

================================================================================

                                                           EXPENSE EXAMPLE |  39

================================================================================

the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                EXPENSES PAID
                                     BEGINNING               ENDING            DURING PERIOD*
                                    ACCOUNT VALUE         ACCOUNT VALUE         JUNE 1, 2014 -
                                    JUNE 1, 2014        NOVEMBER 30, 2014     NOVEMBER 30, 2014
                                   -------------------------------------------------------------
FUND SHARES
Actual                                $1,000.00              $ 843.50                $5.68

Hypothetical
 (5% return before expenses)           1,000.00              1,018.90                 6.23

INSTITUTIONAL SHARES
Actual                                 1,000.00                844.70                 4.53

Hypothetical
 (5% return before expenses)           1,000.00              1,020.16                 4.96

ADVISER SHARES
Actual                                 1,000.00                843.00                 6.42

Hypothetical
 (5% return before expenses)           1,000.00              1,018.10                 7.03

*Expenses are equal to the annualized expense ratio of 1.23% for Fund Shares, 0.98% for Institutional Shares, and 1.39% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of (15.65)% for Fund Shares, (15.53)% for Institutional Shares, and (15.70)% for Adviser Shares for the six-month period of June 1, 2014, through November 30, 2014.

================================================================================

40  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

TRUSTEES                               Daniel S. McNamara
                                       Robert L. Mason, Ph.D.
                                       Jefferson C. Boyce
                                       Dawn M. Hawley
                                       Paul L. McNamara
                                       Barbara B. Ostdiek, Ph.D.
                                       Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                      USAA Asset Management Company
INVESTMENT ADVISER                     P.O. Box 659453
                                       San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                        USAA Investment Management Company
DISTRIBUTOR                            P.O. Box 659453
                                       San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                         USAA Shareholder Account Services
                                       9800 Fredericksburg Road
                                       San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                          State Street Bank and Trust Company
ACCOUNTING AGENT                       P.O. Box 1713
                                       Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                            Ernst & Young LLP
REGISTERED PUBLIC                      100 West Houston St., Suite 1800
ACCOUNTING FIRM                        San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                            Under "My Accounts" on
SELF-SERVICE 24/7                      usaa.com select your mutual fund
AT USAA.COM                            account and either click the link or
                                       select 'I want to...' and select
OR CALL                                the desired action.
(800) 531-USAA
          (8722)

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

200996-0115

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------
>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA       We know what it means to serve.(R)

   =============================================================================
   23408-0115                                (C)2015, USAA. All rights reserved.

   ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.






                              SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended November 30, 2014

By:*     /S/ DANIEL J. MAVICO
         -----------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:    01/26/2015
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:    01/27/2015
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    01/27/2015
         ------------------------------

*Print the name and title of each signing officer under his or her signature.